Property, plant and equipment - Narrative (Details) - Mining Hardware $ in Thousands	1 Months Ended	12 Months Ended
	May 31, 2024	Jun. 30, 2024 USD ($)	Jun. 30, 2023
Property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment		5 years
Fair value of asset		$ 16,770
Miner Purchase Option With Bitmain S 21 Pro
Property, plant and equipment [line items]
Hashrate operating capacity of Bitmain miners	30		10
Maximum
Property, plant and equipment [line items]
Useful life measured as period of time, property, plant and equipment		4 years